Annual Total Returns- JPMorgan Global Bond Opportunities Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Global Bond Opportunities Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	5.33%	3.56%	(0.36%)	8.09%	6.98%	(1.74%)	10.73%	7.92%